Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 6.4%
Banks - 1.2%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 08/15/2022 (B)	$ 394,000	$ 296,552
Banco Santander Chile
3.18%, 10/26/2031 (C)	263,000	224,207
Bank of America Corp.
4.18%, 11/25/2027	150,000	149,580
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	170,000	144,147
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	148,064
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	200,000	163,071

		1,125,621

Capital Markets - 0.4%
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	350,000	295,493
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	55,000	44,570

		340,063

Chemicals - 0.2%
Albemarle Corp.
5.65%, 06/01/2052	200,000	202,894

Commercial Services & Supplies - 0.2%
Triton Container International Ltd.
3.15%, 06/15/2031 (C)	274,000	223,076

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	203,000	177,879

Food Products - 0.2%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (C)	200,000	199,861

Hotels, Restaurants & Leisure - 0.2%
Magallanes, Inc.
5.14%, 03/15/2052 (C)	247,000	217,752

Insurance - 0.6%
Enstar Group Ltd.
3.10%, 09/01/2031 (D)	197,000	159,230
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.54% (A), 02/12/2067 (C)	487,000	395,086

		554,316

Metals & Mining - 1.4%
Anglo American Capital PLC
3.88%, 03/16/2029 (C)	575,000	536,637

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 (D)	$ 200,000	$ 171,371
Glencore Funding LLC
2.63%, 09/23/2031 (C)	152,000	124,988
2.85%, 04/27/2031 (C) (D)	200,000	167,936
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	311,000	295,767

		1,296,699

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031	66,000	53,454

Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.
4.25%, 01/15/2030 (D)	140,000	134,884
Cenovus Energy, Inc.
4.25%, 04/15/2027	166,000	165,493
Diamondback Energy, Inc.
4.40%, 03/24/2051 (D)	221,000	199,552
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	360,248
Energy Transfer LP
4.95%, 05/15/2028	169,000	168,844
Fixed until 02/15/2023 (B), 6.25% (A) (D)	375,000	288,675
Enterprise Products Operating LLC
3.70%, 01/31/2051 (D)	152,000	127,844
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	111,326

		1,556,866

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
2.60%, 02/15/2033 (C)	150,000	121,488

Total Corporate Debt Securities (Cost $6,960,191)		6,069,969

FOREIGN GOVERNMENT OBLIGATIONS - 12.7%
Australia - 2.9%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 1,200,000	958,044
2.50%, 09/20/2030 (E)	1,775,000	1,832,645

		2,790,689

Canada - 1.9%
Canada Government Real Return Bonds
4.25%, 12/01/2026	CAD 2,031,328	1,845,189

France - 0.8%
France Republic Government Bond OAT
3.15%, 07/25/2032 (E)	EUR 499,741	738,211

Japan - 1.5%
Japan Government CPI-Linked Bond
0.01%, 03/10/2031	JPY 61,590,600	489,815
0.10%, 03/10/2026	124,423,200	974,579

		1,464,394

Mexico - 0.3%
Mexico Government International Bond
4.28%, 08/14/2041	$ 351,000	290,547

Transamerica Funds	Page 1

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 3.2%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 3,900,000	$ 3,082,296

United Kingdom - 2.1%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 1,452,786	1,961,257

Total Foreign Government Obligations (Cost $12,365,661)		12,172,583

U.S. GOVERNMENT OBLIGATIONS - 79.4%
U.S. Treasury - 0.4%
U.S. Treasury Bond
3.25%, 05/15/2042	$ 400,000	404,000

U.S. Treasury Inflation-Protected Securities - 79.0%
U.S. Treasury Inflation-Protected Indexed Bond
0.13%, 02/15/2051	813,668	684,000
0.25%, 02/15/2050	1,136,520	984,644
0.63%, 02/15/2043	1,073,911	1,028,955
0.75%, 02/15/2042 - 02/15/2045	2,808,261	2,768,378
1.00%, 02/15/2046 - 02/15/2048	4,416,116	4,565,746
1.38%, 02/15/2044	1,065,684	1,178,424
1.75%, 01/15/2028	2,880,138	3,145,988
2.00%, 01/15/2026	3,143,083	3,369,442
2.13%, 02/15/2040 - 02/15/2041	3,201,592	3,991,404
2.38%, 01/15/2025 - 01/15/2027	5,223,884	5,660,726
2.50%, 01/15/2029	1,183,882	1,366,169
3.38%, 04/15/2032	594,922	776,474
3.63%, 04/15/2028	858,116	1,031,471
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 07/15/2024 - 01/15/2032	15,963,265	16,039,964
0.25%, 01/15/2025	3,330,828	3,361,924
0.38%, 07/15/2023 - 07/15/2027	12,847,087	13,063,760
0.50%, 01/15/2028	2,605,984	2,668,996
0.63%, 01/15/2024 - 01/15/2026	8,447,756	8,605,845
0.75%, 07/15/2028	1,164,040	1,215,660

		75,507,970

Total U.S. Government Obligations (Cost $75,255,776)		75,911,970

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.0%
Money Market Fund - 1.0%
State Street Institutional U.S. Government Money Market Fund, 1.34% (F)	966,495	966,495

Total Short-Term Investment Company (Cost $966,495)		966,495

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (F)	980,363	$ 980,363

Total Other Investment Company (Cost $980,363)		980,363

Total Investments (Cost $96,528,486)		96,101,380
Net Other Assets (Liabilities) - (0.5)%		(503,797)

Net Assets - 100.0%		$ 95,597,583

Transamerica Funds	Page 2

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/22/2022	USD	2,442,230	AUD	3,500,000	$—	$(5,312)
JPMS	09/22/2022	USD	1,538,916	CAD	2,000,000	—	(22,626)
JPMS	09/22/2022	USD	796,533	EUR	750,000	27,110	—
JPMS	09/22/2022	USD	2,002,827	GBP	1,620,000	27,566	—
JPMS	09/22/2022	USD	1,501,702	JPY	193,000,000	48,377	—
JPMS	09/22/2022	USD	2,774,463	NZD	4,400,000	8,015	—
JPMS	09/22/2022	GBP	320,000	USD	385,073	5,102	—
JPMS	09/22/2022	EUR	350,000	USD	359,273	—	(210)

Total						$116,170	$(28,148)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$6,069,969	$—	$6,069,969
Foreign Government Obligations	—	12,172,583	—	12,172,583
U.S. Government Obligations	—	75,911,970	—	75,911,970
Short-Term Investment Company	966,495	—	—	966,495
Other Investment Company	980,363	—	—	980,363

Total Investments	$1,946,858	$94,154,522	$—	$96,101,380

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$116,170	$—	$116,170

Total Other Financial Instruments	$—	$116,170	$—	$116,170

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(28,148)	$—	$(28,148)

Total Other Financial Instruments	$—	$(28,148)	$—	$(28,148)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $2,654,862, representing 2.8% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,234,940, collateralized by cash collateral of $980,363 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $280,360. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $8,572,453, representing 9.0% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 4

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Inflation-Protected Securities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6